Commitments and contingencies (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Total amount of Short-term borrowings	¥ 328,500,000	$ 45,004,315	¥ 565,000,000
Interests payable	¥ 2,653,075